Note 6 - Intangibles (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Note 6 - Intangibles (Details) [Line Items]
Amortization					$ 0
Excess Deferred Regional, Fees, Revenue Recognized			$ 159,500
Amortization of Intangible Assets	$ 88,947	$ 0	125,614	$ 0
Regional Developer Rights in Los Angeles County, San Diego, and New Jersey [Member]
Note 6 - Intangibles (Details) [Line Items]
Finite-lived Intangible Assets Acquired			1,452,500
Cash Advance to Acquire Intangible Assets	507,500		507,500
Payments to Acquire Intangible Assets			923,250
Regional Developer Rights in Los Angeles County, San Diego, and New Jersey [Member] | Franchises [Member]
Note 6 - Intangibles (Details) [Line Items]
Deferred Revenue	$ 688,750		$ 688,750